CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

By item	12.31.2021	12.31.2020
	ThCh$	ThCh$
Cash	503,687	339,628
Bank balances	94,472,637	82,997,449
Othe fixed rate instruments	209,335,696	226,193,622
Cash and cash equivalents	304,312,020	309,530,699

By currency	12.31.2021	12.31.2020
	ThCh$	ThCh$
USD	13,640,823	21,332,268
EUR	2,838,102	223,449
ARS	22,425,407	14,821,502
CLP	176,278,025	201,936,140
PYG	32,856,836	21,688,915
BRL	56,272,827	49,528,425
Cash and cash equivalents	304,312,020	309,530,699